Other income and other expenses (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income [Abstract]
Gain on sale of property, plant and equipment	$ 100	$ 203,909	$ 25,863
Income on extraordinary maintenance			13,815,641
Expanses reimbursement	0	12,610,139	0
Land repurchase bonus	0	7,848,211	0
Rent	0	4,326,241	0
VAT revaluation	4,283,151	8,511,228	2,946,612
Insurance recovery	1,549,313	0	0
Key Money Amortization	1,705,089	0	0
Others	18,022,899	15,175	16,868,660
Total other income	25,560,552	33,514,903	33,656,776
Other expenses [Abstract]
Penalties on land acquisition	0	0	(28,364,700)
Other expenses	(9,801,077)	(3,874,125)	(343,622)
Total other expenses	$ (9,801,077)	$ (3,874,125)	$ (28,708,322)